Janus Investment Fund

Janus Henderson Flexible Bond Fund

Janus Henderson Global Bond Fund

Janus Henderson High-Yield Fund

Janus Henderson Multi-Sector Income Fund

Janus Henderson Short Duration Flexible Bond Fund

(each, a “Fund”, and collectively, the “Funds”)

Supplement dated July 18, 2023

to Currently Effective Prospectuses

Effective immediately, the prospectuses for the Funds are amended as follows:

1.

Under “Additional Investment Strategies and General Portfolio Policies – Short Sales” in the Additional Information about the Funds section of the Funds’ prospectuses, the following paragraphs replace the corresponding paragraphs in their entirety:

The Funds may invest in short positions through short sales of stocks and structured products, and through derivatives that include swaps, uncovered written calls, and futures. The Funds may invest without limit in short positions.

A Fund may also engage in short sales “against the box” and options for hedging purposes. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Flexible Bond Fund

Janus Henderson Global Bond Fund

Janus Henderson High-Yield Fund

Janus Henderson Multi-Sector Income Fund

Janus Henderson Short Duration Flexible Bond Fund

(each, a “Fund”, and collectively, the “Funds”)

Supplement dated July 18, 2023

to Currently Effective Statement of Additional Information

Effective immediately, the statement of additional information (“SAI”) for the Funds is amended as follows:

1.

Under “Investment Strategies and Risks – Swaps and Swap-Related Products” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section of the Funds’ SAI, the following sentence replaces the second sentence of the seventh paragraph in its entirety:

A Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements. Except as follows, each Fund’s gross notional exposure to credit default swap agreements may not exceed 10% of the Fund’s net assets. Janus Henderson Absolute Return Income Opportunities Fund, Janus Henderson Flexible Bond Fund, Janus Henderson Global Bond Fund, Janus Henderson High-Yield Fund, Janus Henderson Multi-Sector Income Fund, and Janus Henderson Short Duration Flexible Bond Fund may invest without limit in credit default swap agreements. Janus Henderson Adaptive Global Allocation Fund’s investments in credit default swap agreements are subject to the limit on derivatives exposure set forth in the Fund’s prospectus.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Balanced Fund

Supplement dated July 18, 2023

to Currently Effective Prospectuses

Effective immediately, the prospectuses for Janus Henderson Balanced Fund (the “Fund”) are amended as follows:

1.

Under “Additional Investment Strategies and General Portfolio Policies – Short Sales” in the Additional Information about the Funds section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

The Funds may invest in short positions through short sales of stocks and structured products, and through derivatives that include swaps, uncovered written calls, and futures. Except as follows, each Fund’s gross notional exposure to short positions may not exceed 10% of the Fund’s net assets. For Janus Henderson Balanced Fund, gross notional exposure to short positions may not exceed 10% of the net assets in the Fund’s equity portion and there is no limit on exposure to short positions in the Fund’s fixed-income portion.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Balanced Fund

Supplement dated July 18, 2023

to Currently Effective Statement of Additional Information

Effective immediately, the statement of additional information (“SAI”) for Janus Henderson Balanced Fund (the “Fund”) is amended as follows:

1.

Under “Investment Strategies and Risks – Swaps and Swap-Related Products” in the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section of the Fund’s SAI, the following sentence replaces the second sentence of the seventh paragraph in its entirety:

A Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements. Except as follows, each Fund’s gross notional exposure to credit default swap agreements may not exceed 10% of the Fund’s net assets. Janus Henderson Balanced Fund may invest without limit in credit default swap agreements.

Please retain this Supplement with your records.